16. Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets:
Investment securities available for sale	$ 245,249	$ 195,746
Mortgage loans held for sale	9,139	4,417
Carrying Amount
Assets:
Cash and cash equivalents	161,580	52,387
Investment securities available for sale	245,249	195,746
Other investments	4,155	4,231
Mortgage loans held for sale	9,139	4,417
Loans, net	938,731	843,194
Cash surrender value of life insurance	16,968	16,319
Liabilities:
Deposits	1,221,086	966,517
Securities sold under agreements to repurchase	26,201	24,221
Junior subordinated debentures	15,464	15,619
Level 1
Assets:
Cash and cash equivalents	161,580	52,387
Investment securities available for sale	0	0
Other investments	0	0
Mortgage loans held for sale	0	0
Loans, net	0	0
Cash surrender value of life insurance	0	0
Liabilities:
Deposits	0	0
Securities sold under agreements to repurchase	0	0
Junior subordinated debentures	0	0
Level 2
Assets:
Cash and cash equivalents	0	0
Investment securities available for sale	245,249	195,496
Other investments	0	0
Mortgage loans held for sale	0	0
Loans, net	0	0
Cash surrender value of life insurance	16,968	16,319
Liabilities:
Deposits	0	0
Securities sold under agreements to repurchase	26,201	24,221
Junior subordinated debentures	15,464	15,619
Level 3
Assets:
Cash and cash equivalents	0	0
Investment securities available for sale	0	250
Other investments	4,155	4,231
Mortgage loans held for sale	9,139	4,417
Loans, net	924,845	819,397
Cash surrender value of life insurance	0	0
Liabilities:
Deposits	1,216,503	955,766
Securities sold under agreements to repurchase	0	0
Junior subordinated debentures	0	0
Estimated Fair Value
Assets:
Cash and cash equivalents	161,580	52,387
Investment securities available for sale	245,249	195,746
Other investments	4,155	4,231
Mortgage loans held for sale	9,139	4,417
Loans, net	924,845	819,397
Cash surrender value of life insurance	16,968	16,319
Liabilities:
Deposits	1,216,503	955,766
Securities sold under agreements to repurchase	26,201	24,221
Junior subordinated debentures	$ 15,464	$ 15,619